Note 8 - Intangible Assets - Risk Characteristics of Loans Being Serviced (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Original Term Thirty Year Fixed Rate [Member]
Loan Principal Balance	$ 333,300
Weighted Average Interest Rate	4.10%
Weighted Average Remaining Term (Month)	25 years 270 days
Number of Loans	2,445
Original Term Fifteen Year Fixed Rate [Member]
Loan Principal Balance	$ 93,869
Weighted Average Interest Rate	3.21%
Weighted Average Remaining Term (Month)	10 years 330 days
Number of Loans	940
Adjustable Rate [Member]
Loan Principal Balance	$ 45
Weighted Average Interest Rate	4.63%
Weighted Average Remaining Term (Month)	21 years 150 days
Number of Loans	2